Submission	Oct. 23, 2026
Submission [Line Items]
Central Index Key	0001553788
Registrant Name	Endovia Health Sciences, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES